Unaudited Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Time charter revenue	$ 33,973,743	$ 30,266,431
Commissions (including $378,330 and $338,985, respectively, to related party)	(1,373,981)	(1,324,913)
Net revenue	32,599,762	28,941,518
Operating expenses / (income)
Voyage expenses	277,982	895,049
Vessel operating expenses (including $171,460 and $108,995, respectively, to related party)	13,802,119	16,530,150
Dry-docking expenses	229,384	376,369
Vessel depreciation	3,193,086	3,386,726
Related party management fees	2,148,221	2,642,368
Other operating income	(1,296,496)	(2,688,194)
General and administrative expenses (including $1,000,000 to related party)	1,500,651	1,588,266
Loss on sale of vessel	9,417	0
Loss on write-down of vessel held for sale	0	121,165
Total operating expenses, net	19,864,364	22,851,899
Operating income	12,735,398	6,089,619
Other income/(expenses)
Interest and other financing costs (including $199,452 and $50,000, respectively, to related party)	(1,381,667)	(2,389,021)
(Loss) / gain on derivative, net	388,145	(468,146)
Foreign exchange gain / (loss)	(7,504)	2,183
Interest income	1,954	12,780
Other expenses, net	(999,072)	(2,842,204)
Net income	11,736,326	3,247,415
Dividend Series B Preferred shares	(255,324)	(339,069)
Preferred deemed dividend	(345,423)	0
Net income attributable to common shareholders	$ 11,135,579	$ 2,908,346
Earnings per share attributable to common shareholders, basic (in dollars per share)	$ 1.65	$ 0.52
Weighted average number of shares outstanding during the period, basic (in shares)	6,745,305	5,576,960
Earnings per share attributable to common shareholders, diluted (in dollars per share)	$ 1.64	$ 0.52
Weighted average number of shares outstanding during the period, diluted (in shares)	6,789,718	5,576,960